SCHEDULE OF PREPAID EXPENSE AND OTHER CURRENT ASSETS, NET (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets Net
Deposit	[1]	$ 4,587,250	$ 193,777
VAT prepayment		678,487	561,482
Contract cost		153,533	372,309
Employee Reserve		184,421	227,444
Inventories		170,826	135,585
Prepaid expenses		22,075	35,249
Others		384,029	102,906
Total prepayments and other current assets		6,180,621	1,628,752
Less: provision for doubtful accounts		112,342	110,609
Total prepayments and other current assets, net		$ 6,068,279	$ 1,518,143

[1]	The balance mainly consists of deposits paid to mining sites.